Share Purchase Warrants	12 Months Ended
Oct. 31, 2022
Share Purchase Warrants [Abstract]
Share Purchase Warrants
9.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, October 31, 2020	–	$–

Issued (a)	526,666	21.84

Balance, October 31, 2021	526,666	21.84

Issued (b)	66,245	60.00

Balance, October 31, 2022	592,911	$26.10

a.	On April 22, 2021, the Company issued 250,000 warrants for proceeds of $375,000. Each warrant is exercisable into one common share at $4.50 per share expiring on April 22, 2024. In connection with this private placement, the Company paid a finder’s fee of $33,000.

b.	On February 14, 2022, the Company completed the Medigus Agreement, whereby the Company issued a total of 66,245 units to Medigus in consideration for $953,925 (US$750,000) (“Cash Financing”) and 416,667 common shares of Medigus (“Share Exchange”). Each unit was comprised of one common share and one warrant, with each warrant exercisable at $60.00 per common share for a period of 18 months.

As of October 31, 2022, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date

250,000	$4.50	April 22, 2024
276,666	$37.50	December 22, 2022
66,245	$60.00	August 14, 2023

592,911